41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 5) - Companhia Paranaense de Energia - Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments	R$ 17,135,474	R$ 15,918,388
Copel Geracao e Transmissao [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments	9,749,705	8,911,964
Copel Distribuicao [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments	6,012,246	5,908,755
Copel Telecomunicacoes [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments	710,128	638,873
Copel Energia [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments	243,123	83,468
Compagas [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments	284,747	221,654
UEG Araucaria [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments	64,094	74,132
Other investments [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Investments	R$ 71,431	R$ 79,542